Marketable Securities	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
3.	Marketable Securities
As of December 31, 2022, the fair value of
available-for-sale
marketable securities by type of security was as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable debt securities:
U.S. Treasury notes	$50,080	$1	$(714)	$49,367
U.S. government agency bonds	10,957	—	(184)	$10,773
Corporate bonds	$13,891	$—	$(118)	$13,773

	$74,928	$1	$(1,016)	$73,913

The amortized cost and fair value of the Company’s
available-for-sale
securities by contractual maturity are summarized as follows:

	December 31, 2022
	Amortized Cost	Fair Value
Maturing in one year or less	$73,446	$72,453
Maturing in more than one year	1,482	$1,460

	$74,928	$73,913

As of December 31, 2021, the fair value of
available-for-sale
marketable securities by type of security was as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable debt securities:
U.S. Treasury notes	$77,550	$—	$(188)	$77,362
U.S. government agency bonds	20,775	—	(33)	$20,742

	$98,325	$—	$(221)	$98,104

The amortized cost and fair value of the Company’s
available-for-sale
securities by contractual maturity are summarized as follows:

	December 31, 2021
	Amortized Cost	Fair Value
Maturing in one year or less	$60,462	$60,406
Maturing in more than one year	37,863	$37,698

	$98,325	$98,104

The cost of securities sold is determined based on the specific identification method for purposes of recording realized gains and losses. During the years ended December 31, 2022 and 2021, there were no realized losses on sales of marketable securities. During the year ended December 31, 2020 the realized gain on sales of marketable securities was $12. There were no marketable securities that required adjustment for other-than-temporary declines in fair value during the years ended December 31, 2022, 2021, and 2020.
There were 20 securities held by the Company in an unrealized loss position for less than twelve months as of December 31, 2022. The aggregate fair value of securities held by the Company in an unrealized loss position for less than twelve months as of December 31, 2022 was $34,079. There were no securities held by the Company in an unrealized loss position for less than twelve months as of December 31, 2021. There were 18 securities held in an unrealized loss position for more than twelve months as of December 31, 2022. The aggregate fair value of securities held by the Company in an unrealized loss position for less than twelve months as of December 31, 2022 was $36,857.There were no securities held in an unrealized loss position for more than twelve months as of December 31, 2021. The Company has the intent and ability to hold investments in an unrealized loss position until recovery, which may be at maturity. The Company determined it is more likely than not it would not be required to sell these securities before recovery of their amortized cost. As a result, the Company determined it did not hold any investments with an other-than-temporary decline in fair value as of December 31, 2022 and 2021.